SEGMENT INFORMATION AND REVENUE ANALYSIS (Gross Revenues by Products and Services) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	$ 46,398	$ 73,520	$ 82,926
Service revenue	7,304	9,423	5,521
Revenue	53,702	82,943	88,447
Smart cards [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	43,533	67,108	78,256
Other products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	2,865	6,412	4,670
Head-end system integration [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	3,235	4,591	2,731
Head-end system development [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	2,419	1,566	1,103
Licensing income [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	725	2,516	1,098
Royalty income [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	518	585	512
Other services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	$ 407	$ 165	$ 77